Schedule of reconciliation of fair value measurement of the contingent consideration liability (Details) - Air Travel Bureau Limited [member] - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination at end of year		₨ 800,000	₨ 1,190,009	₨ 904,727
Unrealized fair value changes recognized in profit or loss			(390,009)	485,282
Advance Paid	[1]			200,000
Final payment	[1]	800,000
Contingent liabilities recognised in business combination at end of year			₨ 800,000	₨ 1,190,009

[1]	On October 14, 2019, Yatra India and ATB entered into a Settlement and Amendment Agreement, or Settlement Agreement, with Mr. Sunil Narain, or Mr. Narain, and ATB Finance and Investment Private Limited, or ATB Finance and, together with Mr. Narain, the Sellers, pursuant to which Yatra India, ATB and the Sellers, or collectively, the Parties, have agreed, subject to the conditions set forth in the Settlement Agreement, to settle any and all disputes and claims arising from or relating to the ATB Share Purchase Agreement and also to amend certain terms of the ATB Share Purchase Agreement.